FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07876

                           Templeton China World Fund
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
               (Address of principal executive offices) (Zip code)

            Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/07_
                          ----------


Item 1. Schedule of Investments.



Templeton China World Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .................................................    3

Notes to Statement of Investments ........................................    7

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1

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Templeton China World Fund

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.3%
    AIR FREIGHT & LOGISTICS 0.7%
    Shenzhen International Holdings Ltd. .....................................         China           55,132,000     $  5,719,160
    Sinotrans Ltd., H ........................................................         China            1,238,000          556,508
                                                                                                                      -------------
                                                                                                                         6,275,668
                                                                                                                      -------------
    AUTO COMPONENTS 1.6%
    Cheng Shin Rubber Industry Co. Ltd. ......................................        Taiwan            7,357,897        8,419,207
    Norstar Founders Group Ltd. ..............................................         China           15,182,000        6,610,761
                                                                                                                      -------------
                                                                                                                        15,029,968
                                                                                                                      -------------
    AUTOMOBILES 2.5%
  a Brilliance China Automotive Holdings Ltd. ................................         China            4,968,000        1,157,968
    China Motor Corp. ........................................................        Taiwan            4,446,715        3,903,579
    Chongqing Changan Automobile Co. Ltd., B .................................         China            2,382,380        2,669,701
    Dongfeng Motor Corp., H ..................................................         China           22,584,000       11,569,227
    Geely Automobile Holdings Ltd. ...........................................         China           26,675,000        4,475,270
                                                                                                                      -------------
                                                                                                                        23,775,745
                                                                                                                      -------------
    COMMERCIAL BANKS 13.6%
a,b Bank of China Ltd., H, 144A ..............................................         China           41,306,000       20,260,745
    China Construction Bank Corp., H .........................................         China           24,835,000       14,885,161
  b China Construction Bank Corp., H, 144A ...................................         China           30,832,000       18,479,536
    Chinatrust Financial Holding Co. Ltd. ....................................        Taiwan           14,035,842       10,643,192
    HSBC Holdings PLC ........................................................    United Kingdom        1,819,506       33,671,685
  a Industrial and Commercial Bank of China, H ...............................         China           14,891,000        7,799,929
a,b Industrial and Commercial Bank of China, H, 144A .........................         China           22,778,000       11,931,153
    Mega Financial Holding Co. Ltd. ..........................................        Taiwan           18,334,000       11,099,743
                                                                                                                      -------------
                                                                                                                       128,771,144
                                                                                                                      -------------
    COMMUNICATIONS EQUIPMENT 0.7%
    D-Link Corp. .............................................................        Taiwan            3,000,373        6,285,025
                                                                                                                      -------------
    COMPUTERS & PERIPHERALS 4.9%
    Acer Inc. ................................................................        Taiwan            4,008,559        7,401,910
    Asustek Computer Inc. ....................................................        Taiwan           11,719,294       28,912,440
    Compal Electronics Inc. ..................................................        Taiwan            1,990,000        1,807,174
    Lite-On It Corp. .........................................................        Taiwan            4,721,160        4,287,417
    Lite-On Technology Corp. .................................................        Taiwan            3,125,877        3,690,304
                                                                                                                      -------------
                                                                                                                        46,099,245
                                                                                                                      -------------
    DISTRIBUTORS 2.3%
    China Resources Enterprise Ltd. ..........................................         China            5,548,000       20,356,570
    Test-Rite International Co. Ltd. .........................................        Taiwan            2,162,468        1,230,646
                                                                                                                      -------------
                                                                                                                        21,587,216
                                                                                                                      -------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 3.1%
    China Telecom Corp. Ltd., H ..............................................         China           53,807,833       28,942,651
                                                                                                                      -------------
    ELECTRIC UTILITIES 2.4%
    Cheung Kong Infrastructure Holdings Ltd. .................................       Hong Kong          6,307,548       22,416,462
                                                                                                                      -------------


                                          Quarterly Statement of Investments | 3

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Templeton China World Fund

STATEMENT OF INVESTMENTS, MAY 31, 2007 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    ELECTRICAL EQUIPMENT 1.9%
    BYD Co. Ltd., H ..........................................................         China            1,579,500     $  9,568,069
    Phoenixtec Power Co. Ltd. ................................................        Taiwan            8,006,055        7,282,638
    Yorkey Optical International Cayman Ltd. .................................         China            2,339,000          775,842
                                                                                                                      -------------
                                                                                                                        17,626,549
                                                                                                                      -------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 3.2%
    AU Optronics Corp. .......................................................        Taiwan            8,135,000       12,558,953
    Delta Electronics Inc. ...................................................        Taiwan              857,521        2,803,459
    Synnex Technology International Corp. ....................................        Taiwan            9,007,680       11,697,577
  a Yageo Corp. ..............................................................        Taiwan            7,044,000        3,155,780
                                                                                                                      -------------
                                                                                                                        30,215,769
                                                                                                                      -------------
    FOOD & STAPLES RETAILING 5.1%
    Dairy Farm International Holdings Ltd. ...................................       Hong Kong         10,219,776       40,879,104
    President Chain Store Corp. ..............................................        Taiwan            2,844,088        7,739,776
                                                                                                                      -------------
                                                                                                                        48,618,880
                                                                                                                      -------------
    FOOD PRODUCTS 0.9%
    People's Food Holdings Ltd. ..............................................         China            2,517,000        3,061,683
    Uni-President Enterprises Corp. ..........................................        Taiwan            2,410,950        2,291,625
    Xiwang Sugar Holdings Co. Ltd. ...........................................         China            5,454,000        3,143,194
                                                                                                                      -------------
                                                                                                                         8,496,502
                                                                                                                      -------------
    HOTELS, RESTAURANTS & LEISURE 1.2%
    The Hongkong and Shanghai Hotels Ltd. ....................................       Hong Kong          4,269,954        6,966,845
    NagaCorp Ltd. ............................................................        Vietnam          16,609,000        4,190,378
                                                                                                                      -------------
                                                                                                                        11,157,223
                                                                                                                      -------------
    HOUSEHOLD DURABLES 0.1%
    Samson Holding Ltd. ......................................................         China            1,398,000          719,742
                                                                                                                      -------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 3.7%
  a Datang International Power Generation Co. Ltd., H ........................         China           11,586,320       15,075,882
    Guangdong Electric Power Development Co. Ltd., B .........................         China           12,006,120       11,378,314
    Huadian Power International Corp. Ltd., H ................................         China            8,346,000        4,393,025
    Huaneng Power International Inc., H ......................................         China            3,692,776        3,802,354
                                                                                                                      -------------
                                                                                                                        34,649,575
                                                                                                                      -------------
    INDUSTRIAL CONGLOMERATES 2.2%
    Citic Pacific Ltd. .......................................................         China            1,589,092        6,614,179
    Shanghai Industrial Holdings Ltd. ........................................         China            4,944,253       14,563,710
                                                                                                                      -------------
                                                                                                                        21,177,889
                                                                                                                      -------------
    INSURANCE 0.5%
  a China Life Insurance Co. Ltd., H .........................................         China            1,476,000        4,565,065
                                                                                                                      -------------
    INTERNET & CATALOG RETAIL 0.1%
a,c Acorn International Inc., ADR, Reg S .....................................         China               19,000          560,310
                                                                                                                      -------------
    IT SERVICES 0.1%
    Travelsky Technology Ltd., H .............................................         China              870,000          707,516
                                                                                                                      -------------
    MACHINERY 1.6%
    China International Marine Containers (Group) Co. Ltd., B ................         China            6,002,079       13,580,003
    Yungtay Engineering Co. Ltd. .............................................        Taiwan            2,524,000        1,581,559
                                                                                                                      -------------
                                                                                                                        15,161,562
                                                                                                                      -------------


4 | Quarterly Statement of Investments

Templeton China World Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    MEDIA 0.1%
    Next Media Ltd. ..........................................................       Hong Kong             80,000     $     25,614
  b Next Media Ltd., 144A ....................................................       Hong Kong          3,510,000        1,123,804
                                                                                                                      -------------
                                                                                                                         1,149,418
                                                                                                                      -------------
    METALS & MINING 0.5%
    Aluminum Corp. of China Ltd., H ..........................................         China            3,452,000        4,571,249
  b Zhaojin Mining Industry Co. Ltd., H, 144A ................................         China              333,500          619,309
                                                                                                                      -------------
                                                                                                                         5,190,558
                                                                                                                      -------------
    OFFICE ELECTRONICS 0.1%
    Kinpo Electronics Inc. ...................................................        Taiwan            3,103,500        1,169,625
                                                                                                                      -------------
    OIL, GAS & CONSUMABLE FUELS 22.1%
  a China Coal Energy Co., H .................................................         China              770,000          994,019
a,b China Coal Energy Co., H, 144A ...........................................         China            1,161,000        1,498,775
    China Petroleum and Chemical Corp., H ....................................         China           56,549,395       63,152,123
    China Shenhua Energy Co. Ltd., H .........................................         China           11,031,000       32,351,459
    CNOOC Ltd. ...............................................................         China           36,015,000       34,085,633
  b CNOOC Ltd., 144A .........................................................         China              978,000          925,607
    PetroChina Co. Ltd., H ...................................................         China           44,221,903       57,880,442
    Yanzhou Coal Mining Co. Ltd., H ..........................................         China           14,604,000       18,815,394
                                                                                                                      -------------
                                                                                                                       209,703,452
                                                                                                                      -------------
    PAPER & FOREST PRODUCTS 0.8%
    Nine Dragons Paper Holdings Ltd. .........................................         China            2,962,000        6,198,414
    Shandong Chenming Paper Holdings Ltd., B .................................         China            1,929,100        1,914,697
                                                                                                                      -------------
                                                                                                                         8,113,111
                                                                                                                      -------------
    PHARMACEUTICALS 0.3%
    Tong Ren Tang Technologies Co. Ltd., H ...................................         China            1,056,000        2,702,109
                                                                                                                      -------------
    REAL ESTATE 2.0%
    Cheung Kong (Holdings) Ltd. ..............................................       Hong Kong          1,360,690       17,617,888
    Henderson Investment Ltd. ................................................       Hong Kong            859,756        1,852,016
                                                                                                                      -------------
                                                                                                                        19,469,904
                                                                                                                      -------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 0.7%
a,b Country Garden Holdings Co., 144A ........................................         China            1,960,000        1,686,820
a,b Rickmers Maritime, 144A ..................................................       Singapore          4,523,000        4,673,560
                                                                                                                      -------------
                                                                                                                         6,360,380
                                                                                                                      -------------
    ROAD & RAIL 0.3%
    MTR Corp. Ltd. ...........................................................       Hong Kong          1,262,606        3,078,778
                                                                                                                      -------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 5.1%
    Novatek Microelectronics Corp. Ltd. ......................................        Taiwan              818,000        4,110,428
    Realtek Semiconductor Corp. ..............................................        Taiwan            2,154,550        5,511,109
    Samsung Electronics Co. Ltd. .............................................      South Korea             5,510        3,177,418
    Sunplus Technology Co. Ltd. ..............................................        Taiwan            1,766,972        3,840,430
    Taiwan Semiconductor Manufacturing Co. Ltd. ..............................        Taiwan           15,538,762       32,079,418
                                                                                                                      -------------
                                                                                                                        48,718,803
                                                                                                                      -------------
    SOFTWARE 0.1%
  a Kongzhong Corp., ADR .....................................................         China              131,000          694,300
                                                                                                                      -------------


                                          Quarterly Statement of Investments | 5

Templeton China World Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY            SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    SPECIALTY RETAIL 0.2%
a,b Belle International Holdings Ltd., 144A ..................................         China              714,000     $    726,957
    I.T. Ltd. ................................................................       Hong Kong          7,486,000        1,438,085
                                                                                                                      -------------
                                                                                                                         2,165,042
                                                                                                                      -------------
    TEXTILES, APPAREL & LUXURY GOODS 0.5%
    Tack Fat Group International Ltd. ........................................       Hong Kong          6,352,000        1,041,271
    Victory City International Holdings Ltd. .................................       Hong Kong          5,563,441        2,351,262
    Weiqiao Textile Co. Ltd., H ..............................................         China              425,500          946,004
                                                                                                                      -------------
                                                                                                                         4,338,537
                                                                                                                      -------------
    TRANSPORTATION INFRASTRUCTURE 4.2%
    Cosco Pacific Ltd. .......................................................         China            3,921,449       10,295,417
  a Hainan Meilan International Airport Co. Ltd., H ..........................         China              985,000          605,510
    Hopewell Holdings Ltd. ...................................................       Hong Kong          6,526,000       28,583,584
                                                                                                                      -------------
                                                                                                                        39,484,511
                                                                                                                      -------------
    WIRELESS TELECOMMUNICATION SERVICES 8.9%
    China Mobile Ltd. ........................................................         China            8,778,770       82,072,949
    Taiwan Mobile Co. Ltd. ...................................................        Taiwan            2,496,930        2,562,311
                                                                                                                      -------------
                                                                                                                        84,635,260
                                                                                                                      -------------
    TOTAL COMMON STOCKS (COST $573,037,539) ..................................                                         929,813,494
                                                                                                                      -------------

                                                                                                   ----------------
                                                                                                   PRINCIPAL AMOUNT
                                                                                                   ----------------
    SHORT TERM INVESTMENT (COST $17,334,568) 1.8%
    U.S. GOVERNMENT AND AGENCY SECURITY 1.8%
  d FHLB, 6/01/07 ............................................................     United States      $17,337,000       17,337,000
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $590,372,107) 100.1% .............................                                         947,150,494
    OTHER ASSETS, LESS LIABILITIES (0.1)% ....................................                                            (758,504)
                                                                                                                      -------------
    NET ASSETS 100.0% ........................................................                                        $946,391,990
                                                                                                                      -------------

SELECTED PORTFOLIO ABBREVIATION

FHLB - Federal Home Loan Bank

a Non-income producing for the twelve months ended May 31, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2007, the aggregate value of these securities was $61,926,266, representing 6.54% of net assets.

c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At May 31, 2007, the value of this security was $560,310, representing 0.06% of net assets.

d The security is traded on a discount basis with no stated coupon rate.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

Templeton China World Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton China World Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                          Quarterly Statement of Investments | 7

Templeton China World Fund

3. INCOME TAXES

At May 31, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ....................................    $591,442,641
                                                            -------------

Unrealized appreciation ................................    $363,280,724
Unrealized depreciation ................................      (7,572,871)
                                                            -------------
Net unrealized appreciation (depreciation) .............    $355,707,853
                                                            =============

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statement of Investments










Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton China World Fund


By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
  Jimmy D. Gambill
  Chief Executive Officer -
  Finance and Administration
Date  July 26, 2007


By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Financial Officer
Date  July 26, 2007